Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS OPPORTUNITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001111178
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGYAX
Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGYCX
Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGYIX

Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund
Fund Summary
Investment Objective
The fund seeks capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Global Sustainability Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Global Sustainability Fund		Class A	Class C	Class I
Management fees		0.50%	0.50%	0.50%
Rule 12b-1 fees		none	0.75%	none
Other expenses		2.89%	2.90%	2.55%
Total annual fund operating expenses		3.39%	4.15%	3.05%
Fee waiver and/or expense reimbursement	[1]	(2.29%)	(2.30%)	(2.20%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.10%	1.85%	0.85%
[1]	The Dreyfus Corporation has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.85%. On or after March 1, 2013, The Dreyfus Corporation may terminate this expense waiver at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Global Sustainability Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	681	1,355	2,052	3,894
Class C	288	1,051	1,930	4,191
Class I	87	735	1,408	3,209

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Global Sustainability Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	681	1,355	2,052	3,894
Class C	188	1,051	1,930	4,191
Class I	87	735	1,408	3,209

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
69.32% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests primarily in the stocks of companies that have sustainable operating practices and/or produce sustainable products or services and that meet certain fundamental investment criteria. The fund's investments are focused among the major developed markets of the world, such as the United States, Canada, Japan, Australia, Hong Kong and Western
Europe. The fund, however, may invest up to 20% of its assets in emerging markets, but will not invest more than 10% of its assets in any one emerging market country. The fund ordinarily invests in the stocks of companies in at least three countries, and, at times, may invest a substantial portion of its assets in the stocks of companies in a single country. The fund may invest in the stocks of companies of any market capitalization, although it focuses on large capitalization companies (generally, with market capitalizations of $5 billion or more at the time of purchase).

The fund's investable universe includes the companies comprising the Dow Jones
Sustainability World Index ("DJSI World"), the fund's benchmark, and companies not included in the DJSI World that meet the fund's sustainability criteria.
DJSI World tracks the performance of the largest companies in the Dow Jones
Wilshire Global Index assessed to be leaders in corporate sustainability.

The portfolio managers generally use publicly available information, including reports prepared by "watchdog" groups and governmental agencies, as well as information obtained from research vendors, the media and the companies themselves, to assist them in determining whether a company not included in the
DJSI World meets the fund's sustainability criteria. The portfolio managers use a proprietary model to rank stocks within geographic regions, countries and economic sectors based on several characteristics, including value, growth and financial profile. The fund's portfolio managers then select the stocks that meet the fund's sustainability criteria and investment criteria. The fund's investment process is designed to provide investors with investment exposure to region, country, sector and industry characteristics generally similar to those of the DJSI World.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Investment strategy risk. The fund's sustainability investment criteria may limit the number of investment opportunities available to the fund, and, as a result, at times the fund's returns may be lower than those of funds that are not subject to such special investment considerations.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund's investments are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A Shares

Best Quarter Q2, 2009: 22.43% Worst Quarter Q3, 2011: -20.79%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Dreyfus Global Sustainability Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes		(13.79%)	5.63%	Dec 15, 2008
Class A After Taxes on Distributions	Class A returns after taxes on distributions		(15.27%)	4.24%	Dec 15, 2008
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares		(7.69%)	4.76%	Dec 15, 2008
Class C	Class C returns before taxes		(9.98%)	6.90%	Dec 15, 2008
Class I	Class I returns before taxes		(8.26%)	7.96%	Dec 15, 2008
DJSI World	DJSI World reflects no deduction for fees, expenses or taxes	[1]	(7.88%)	11.01%	Dec 15, 2008
[1]	For comparative purpose, the value of the index on 11/30/08 is used as the beginning value on 12/15/08.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if
		redeemed within one year.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		69.32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.32%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests primarily in the stocks of companies that have sustainable operating practices and/or produce sustainable products or services and that meet certain fundamental investment criteria. The fund's investments are focused among the major developed markets of the world, such as the United States, Canada, Japan, Australia, Hong Kong and Western
Europe. The fund, however, may invest up to 20% of its assets in emerging markets, but will not invest more than 10% of its assets in any one emerging market country. The fund ordinarily invests in the stocks of companies in at least three countries, and, at times, may invest a substantial portion of its assets in the stocks of companies in a single country. The fund may invest in the stocks of companies of any market capitalization, although it focuses on large capitalization companies (generally, with market capitalizations of $5 billion or more at the time of purchase).

The fund's investable universe includes the companies comprising the Dow Jones
Sustainability World Index ("DJSI World"), the fund's benchmark, and companies not included in the DJSI World that meet the fund's sustainability criteria.
DJSI World tracks the performance of the largest companies in the Dow Jones
Wilshire Global Index assessed to be leaders in corporate sustainability.

The portfolio managers generally use publicly available information, including reports prepared by "watchdog" groups and governmental agencies, as well as information obtained from research vendors, the media and the companies themselves, to assist them in determining whether a company not included in the
DJSI World meets the fund's sustainability criteria. The portfolio managers use a proprietary model to rank stocks within geographic regions, countries and economic sectors based on several characteristics, including value, growth and financial profile. The fund's portfolio managers then select the stocks that meet the fund's sustainability criteria and investment criteria. The fund's investment process is designed to provide investors with investment exposure to region, country, sector and industry characteristics generally similar to those
		of the DJSI World.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Investment strategy risk. The fund's sustainability investment criteria may limit the number of investment opportunities available to the fund, and, as a result, at times the fund's returns may be lower than those of funds that are not subject to such special investment considerations.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund's investments are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Investments in foreign securities tend to have greater exposure to liquidity
		risk than domestic securities.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future
		results. More recent performance information may be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class A Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if
		those charges were included, returns would have been less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 22.43% Worst Quarter Q3, 2011: -20.79%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement
		accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund | DJSI World
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	DJSI World reflects no deduction for fees, expenses or taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.88%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Rule 12b-1 fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.39%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.29%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,355
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,052
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,894
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,355
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,894
Annual Return 2009	rr_AnnualReturn2009	25.46%
Annual Return 2010	rr_AnnualReturn2010	8.16%
Annual Return 2011	rr_AnnualReturn2011	(8.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.50%
Rule 12b-1 fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	2.90%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.15%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.30%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,051
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,930
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,191
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,051
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,930
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,191
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.98%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Dreyfus Global Sustainability Fund (Prospectus Summary) | Dreyfus Global Sustainability Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Rule 12b-1 fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,408
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,209
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	735
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,408
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,209
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008

[1]	For comparative purpose, the value of the index on 11/30/08 is used as the beginning value on 12/15/08.
[2]	The Dreyfus Corporation has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.85%. On or after March 1, 2013, The Dreyfus Corporation may terminate this expense waiver at any time.